Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Accounts receivable	$ (1,925)	$ 96,497	$ (6,488)
Prepaid expenses and other	2,608	9,690	(10,607)
Accounts payable	(14,499)	(10,705)	(24,727)
Accrued liabilities and other	120,383	(57,149)	29,531
Total	$ 106,567	$ 38,333	$ (12,291)